SHAREHOLDERS' EQUITY - Schedule of Stock Options Activity (Details) - Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at the beginning of the period | shares	3,229,375
Number of options, granted | shares	470,000
Number of options, exercised | shares	(505,000)
Number of options, forfeited | shares	(83,437)
Number of options, outstanding at the end of the period | shares	3,110,938
Number of options, exercisable | shares	1,067,344
Weighted average exercise price, outstanding at the beginning of the period | $ / shares	$ 2.25
Weighted average exercise price, granted | $ / shares	4.08
Weighted average exercise price, exercised | $ / shares	1.08
Weighted average exercise price, forfeited | $ / shares	2.93
Weighted average exercise price, outstanding at the end of the period | $ / shares	2.76
Weighted average exercise price, exercisable | $ / shares	$ 2.49
Weighted average remaining contractual term, outstanding at the beginning of the period	8 years 9 months 25 days
Weighted average remaining contractual term, outstanding at the end of the period	8 years 2 months 23 days
Weighted average remaining contractual term, exercisable	7 years 10 months 10 days
Aggregate intrinsic value price, outstanding at the beginning of the period | $	$ 1,617
Aggregate intrinsic value price, outstanding at the end of the period | $	7,579
Aggregate intrinsic value price, exercisable | $	$ 2,885